BORROWINGS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
BORROWINGS [Abstract]
Current	$ 0	$ 1,258
Non-current	0	358
Total	$ 0	$ 1,616